SUPPLEMENT DATED OCTOBER 1, 2003 TO

                        PROSPECTUS DATED MAY 1, 2003 FOR

      CORPORATE FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

             ISSUED BY NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                 THROUGH ITS NATIONWIDE VL SEPARATE ACCOUNT - C

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.



1.   The second paragraph of the "Grace Period" provision is amended as follows:

     We will send you a notice at the start of the Grace Period to the address on the application or another address you have specified. The notice will state the amount of Premium required to avoid lapsing the policy. The amount of Premium specified in the notice will equal at least 3 times the current monthly deduction. The Grace Period will end 61 days after the day the notice is mailed. If we do not receive sufficient Premium by the end of the Grace Period, the policy, including all Riders you have selected, will Lapse without value. The Grace Period will not alter the operation of the policy or the payment of the Proceeds.


2. The "Legal Proceedings" provision is amended as follows:

--------------------------------------------------------------------------------
                                LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates, which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the Court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. On April 16, 2002, Nationwide filed a motion for summary judgment on the individual claims of plaintiff Mercedes Castillo. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs, so the action is now proceeding with Mercedes Castillo as the only named plaintiff. On November 4, 2002, the Court issued a decision granting Nationwide's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification is moot. Judgment for Nationwide was entered on November 15, 2002. On December 16, 2002, plaintiff Mercedes Castillo filed a notice of appeal from the Court's orders (a) granting Nationwide's motion for summary judgment; and (b) denying Castillo's motion for leave to amend the complaint to add three new named plaintiffs. The appeal was argued on July 1, 2003. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 6, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of retirement plans that purchased variable annuities from Nationwide to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from Nationwide that allowed plan participants to invest in funds that were offered by separate mutual fund companies; that Nationwide was a fiduciary under ERISA and that Nationwide breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by Nationwide; and that Nationwide violated ERISA by replacing many of the funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid higher fees to Nationwide. The amended complaint seeks disgorgement of the fees allegedly received by Nationwide and other unspecified compensatory damages, declaratory and injunctive relief and attorney's fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Nationwide is opposing that motion. Nationwide's Motion to Dismiss was denied on September 11, 2002. On January 14, 2003, plaintiffs filed a motion to file a second amended complaint and the motion was granted on February 21, 2003. The second amended complaint removes the claims asserted against Nationwide concerning a violation of ERISA through the replacement of many of the funds originally included in the plaintiffs' annuities with "inferior" funds that purportedly paid higher fees to Nationwide. On April 14, 2003, plaintiffs filed a motion for leave to file a third amended complaint, which was granted. The third amended complaint does not include claims against Nationwide explicitly alleging a violation of ERISA through misrepresentation, breach of contract, or the replacement of funds with "inferior" funds that purportedly paid higher fees to Nationwide. Nationwide intends to defend this lawsuit vigorously.

On May 1, 2003, a class action was filed against Nationwide in the United States District Court for the Eastern District of Louisiana, entitled Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company. The Complaint alleges that in November 2001, plaintiff Edward Miller purchased a group modified single premium variable annuity issued by Nationwide. Plaintiff alleges that contract holders could transfer assets without charge among the various funds offered in the contracts, that the transfer rights of contract holders could not be modified and that Nationwide's expense charges under the contracts were fixed. Plaintiff claims that Nationwide breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. Plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar products issued by Nationwide between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. Nationwide has filed a motion to dismiss the complaint. This case is in a very preliminary stage, and Nationwide intends to defend it vigorously.

There can be no assurance that any such litigation will not have a material adverse effect on Nationwide in the future.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The general distributor, NISC, is not engaged in any litigation of any material nature.



3. Effective October 1, 2003, the Gartmore Variable Insurance Trust - GVIT Small Cap Value Fund has added J.P. Morgan Investment Management Inc. as a sub-adviser. Consequently, the information pertaining to the Gartmore Variable Insurance Trust - GVIT Small Cap Value Fund: Class I in Appendix B is replaced with the following:

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide  Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    The Dreyfus Corporation; J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Sub-Account Portfolio                      1.11%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------


4. All references in your prospectus to Gartmore Mutual Fund Capital Trust as an indirect subsidiary of Nationwide Financial Services, Inc. are changed to reflect that Gartmore Mutual Fund Capital Trust is now an affiliate of Nationwide Financial Services, Inc.